Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005532 | T. Rowe Price International Bond Fund (USD Hedged) - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005532 | T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005532 | T. Rowe Price Institutional Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005532 | Blackstone Partners Offshore Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005532 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005532 | T. Rowe Price Multi-Strategy Total Return Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005532 | T. Rowe Price Emerging Markets Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005532 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005532 | T. Rowe Price Dynamic Global Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005532 | T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005532 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000005532 | Bond Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000005532 | Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000005532 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005532 | Private Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005532 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005532 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005532 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005532 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169938 | T. Rowe Price International Bond Fund (USD Hedged) - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169938 | T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169938 | T. Rowe Price Institutional Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169938 | Blackstone Partners Offshore Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169938 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169938 | T. Rowe Price Multi-Strategy Total Return Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169938 | T. Rowe Price Emerging Markets Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169938 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169938 | T. Rowe Price Dynamic Global Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169938 | T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169938 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000169938 | Bond Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000169938 | Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000169938 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169938 | Private Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169938 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169938 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169938 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000169938 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%